ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 1, 2024	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Income Trust (the “Registrant”)
(Registration Nos. 033-40603 and 811-06310)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used as of this filing with respect to Western Asset Core Plus VIT Portfolio, Western Asset Long Credit VIT and Western Asset Variable Global High Yield Bond Portfolio, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (“Amendment No. 96”), and (b) that Amendment No. 96 was filed electronically. Amendment No. 96 was filed via the EDGAR system on April 17, 2024 and became effective as of May 1, 2024.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann